Share-based payments (Details 1)	1 Months Ended												12 Months Ended
	Aug. 31, 2022 Number £ / shares		Aug. 31, 2022 Number £ / shares		Feb. 28, 2022 Number £ / shares		Sep. 30, 2021 Number £ / shares		Aug. 31, 2021 Number £ / shares		Jul. 31, 2021 Number £ / shares		Dec. 31, 2023 Number	Dec. 31, 2022 Number	Dec. 31, 2021 Number
Notes and other explanatory information [abstract]
Number of options	150,000		100,000		375,000		120,000		50,000		1,709,000			31,250	93,950
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes		Black-Scholes
Share price	0.105		0.105		0.1525		0.255	[1]	0.265	[1]	0.2775	[1]
Exercise price of options issued in year | £ / shares	£ 0.105		£ 0.105		£ 0.1525		£ 0.255		£ 0.265		£ 0.2775
Contractual life	10 years		10 years		10 years		10 years		10 years		10 years
Expected life	5 years		5 years		5 years		5 years		5 years		5 years
Volatility	91.66%	[2]	91.78%	[2]	87.88%	[2]	88.11%	[3]	8859.00%	[3]	88.63%	[3]
Expected dividend yield	0.00%		0.00%		0.00%		0.00%		0.00%		0.00%
Risk free rate	1.92%		1.92%		1.28%		0.32%		0.26%		0.38%

[1]	The share price used in the determination of the fair value of the options granted in 2021 was the share price on the date of grant.
[2]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.
[3]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.